Economic framework of the Group's business (Details) - ARS ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 15, 2020	Mar. 31, 2020	Jun. 30, 2020	Jul. 31, 2020	May 31, 2020
Statement Line Items [Line Items]
Aggregate outstanding principal, description			On August 28, 2020, the Government informed that the holders of 93.55% of the aggregate outstanding principal amount of all bonds have accepted a debt exchange and, on August 31, 2020, the Argentine Government obtained the consents required to exchange and/or amend 99.01% of the aggregate outstanding principal amount of all series of eligible bonds.
Non-convertible notes			$ 181,518,707		$ 105
Other bank debts due date			Nov. 15, 2020
National institute of statistics, description			● In June 2020, the Estimador Mensual de Actividad Económica (“EMAE”) reported by the National Institute of Statistics and Census (Instituto Nacional de Estadísticas y Censos or INDEC) recorded a (12.3)% variation compared to the same month in 2019 and a (7.4)% variation compared to the previous month. ● The market expectations survey prepared by the Central Bank in July 2020 called Relevamiento de Expectativas de Mercado (“REM”) forecasts that the retail inflation rate for 2020 will be 39.5%. The REM analysts foresee a (12.5)% decrease in the real GDP for 2020. In turn, they foresee a recovery in the economy for 2021 that will grow up to 5.6%. The economy is expected to grow during the third quarter of 2020 as the effects of the pandemic are perceived as transitory and economic recovery is expected to start soon. ● The year-over-year inflation rate as of June 30, 2020 was 42.8%. ● From July 2019 to June 2020, the peso depreciated 66% compared to the US dollar at the average wholesale exchange rate quoted by Banco de la Nación Argentina. In view of the foreign exchange restrictions in force since 2019, the gap between the official peso/US dollar exchange rate and the peso/US dollar exchange rate offered in the black market is almost 75%. This has an impact on the level of economic activity and detrimentally affects the reserves of the Argentine Central Bank. In addition, the current foreign exchange restrictions or those that may be imposed in the future may impair the Company’s ability to access the Sole Free FX Market (Mercado Único Libre de Cambio or MULC) to purchase the currency required to meet its financial obligations
Allowance for bad debts		$ 187	$ 305
Value of properties reduction			$ 2,989
Financial debt, description			● IRSA must honor the following maturities within the next 12 months: Series II Non-convertible Notes, having a par value of US$ 71.4, due on July 20, 2020; Series II Non-convertible Notes, having a par value of CLP 31,502.6 (equivalent to US$ 41 approximately), due on August 6, 2020; Series I Non-convertible Notes, having a par value of US$ 181.5, due on November 15, 2020, Series III Non-convertible Notes, having a par value of Ps. 354 (equivalent to US$5), due on February 21, 2021, Series IV Non-convertible Notes, having a par value of US$ 51.3, due on May 21, 2021 and a bank debt in an amount equivalent to US$14.3. ● Our subsidiary, IRSA CP, must honor the maturity of its Series IV Non-convertible Notes, having a par value of US$ 140, which will become due in September 2020 and a bank debt of US$ 23.
Short-term financial debts of subsidiaries			$ 202
Repayment of Non-convertible notes			The Company is considering to refinance the repayment of its Non-convertible Notes due in November 2020, February 2021 and June 2021 are a capital increase in an approximate amount of US$ 70 / US$ 100 resolved at the annual shareholders' meeting held in October 30, 2019 and obtaining financing in the domestic or international capital markets through new issues of debt securities or liability management transactions in the range of US$ 40 and US$ 100, in addition to the transactions already conducted in May and July.
Capital stock			80.65%
Cash and cash equivalents			$ 155
Sale of office assets			129
Discharge short-term obligations			50
Debt transactions			$ 100
Credit facility, description			Lastly, IRSA CP has granted IRSA a three-year credit facility up to US$ 180, of which US$ 53.4 were used by IRSA on June 30, 2020.
Non-adjusting events after reporting period [Member]
Statement Line Items [Line Items]
Issuance of foreign currency exchange, description	(a) the net amount for which access to the foreign exchange is granted within the original terms must not exceed 40% of the principal amount due, and (b) the remaining principal amount must have been refinanced through new foreign debt with an average life of at least 2 years.
Non-convertible notes				$ 105